NYSE Regulation

VIA FACSIMILE AND U.S. MAIL

November 24, 2008

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Security and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: PowerShares DB Precious Metals Fund (A Series of PowerShares DB Multi-Sector Commodity Trust)

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on November 20, 2008) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Common Units of Beneficial Interest

The Exchange requests acceleration of registration of this security under the Security Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure